Financial Instruments - maturity analysis - Contractual Maturity (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial instruments
Contractual maturity period for undiscounted cash flows	20 years
Threshold period for principal amounts of financial liabilities to be excluded from contractual maturity for cash outflows	20 years
Threshold period for interest payments of financial liabilities to be excluded from contractual maturity for cash outflows	20 years
0-3 months | Total maturing assets
Financial instruments
Undiscounted cash flows, assets	£ 166,973	£ 173,891
0-3 months | Cash and balances at central banks
Financial instruments
Undiscounted cash flows, assets	92,994	104,262
0-3 months | Derivative held for hedging
Financial instruments
Undiscounted cash flows, assets	17	31
0-3 months | Settlement balances
Financial instruments
Undiscounted cash flows, assets	2,085	7,231
0-3 months | Other financial assets
Financial instruments
Undiscounted cash flows, assets	7,068	4,897
0-3 months | Finance lease
Financial instruments
Undiscounted cash flows, assets	27	61
0-3 months | Total maturing liabilities
Financial instruments
Undiscounted cash flows, liabilities	427,107	420,846
0-3 months | Bank deposits
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	16,914	8,334
0-3 months | Customer deposits
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	396,703	393,363
0-3 months | Settlement balances
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	1,729	6,645
0-3 months | Derivatives held for hedging
Financial instruments
Undiscounted cash flows, derivative financial liabilities	63	71
0-3 months | Other financial liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	8,305	9,094
0-3 months | Subordinated liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	53	72
0-3 months | Notes in circulation
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	3,316	3,237
0-3 months | Lease liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	24	30
0-3 months | Guarantees and Commitments
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	136,018	127,623
0-3 months | Guarantees
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	3,060	2,833
0-3 months | Commitments
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	132,958	124,790
3-12 months | Total maturing assets
Financial instruments
Undiscounted cash flows, assets	66,130	55,358
3-12 months | Derivative held for hedging
Financial instruments
Undiscounted cash flows, assets	66	29
3-12 months | Other financial assets
Financial instruments
Undiscounted cash flows, assets	9,414	6,756
3-12 months | Finance lease
Financial instruments
Undiscounted cash flows, assets	89	242
3-12 months | Total maturing liabilities
Financial instruments
Undiscounted cash flows, liabilities	54,744	46,919
3-12 months | Bank deposits
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	5,315	1,279
3-12 months | Customer deposits
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	34,316	31,900
3-12 months | Derivatives held for hedging
Financial instruments
Undiscounted cash flows, derivative financial liabilities	343	175
3-12 months | Other financial liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	13,501	12,319
3-12 months | Subordinated liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	1,201	1,167
3-12 months | Lease liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	68	79
1-3 years | Total maturing assets
Financial instruments
Undiscounted cash flows, assets	101,257	94,635
1-3 years | Derivative held for hedging
Financial instruments
Undiscounted cash flows, assets	107	128
1-3 years | Other financial assets
Financial instruments
Undiscounted cash flows, assets	17,417	12,304
1-3 years | Finance lease
Financial instruments
Undiscounted cash flows, assets	126	735
1-3 years | Total maturing liabilities
Financial instruments
Undiscounted cash flows, liabilities	38,275	34,215
1-3 years | Bank deposits
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	10,114	6,069
1-3 years | Customer deposits
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	2,713	6,464
1-3 years | Derivatives held for hedging
Financial instruments
Undiscounted cash flows, derivative financial liabilities	335	366
1-3 years | Other financial liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	22,869	18,843
1-3 years | Subordinated liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	2,059	2,301
1-3 years | Lease liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	185	172
3-5 years | Total maturing assets
Financial instruments
Undiscounted cash flows, assets	75,675	73,455
3-5 years | Derivative held for hedging
Financial instruments
Undiscounted cash flows, assets	61	104
3-5 years | Other financial assets
Financial instruments
Undiscounted cash flows, assets	11,643	11,183
3-5 years | Finance lease
Financial instruments
Undiscounted cash flows, assets	105	401
3-5 years | Total maturing liabilities
Financial instruments
Undiscounted cash flows, liabilities	18,807	23,951
3-5 years | Bank deposits
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	81	8,307
3-5 years | Customer deposits
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	82	11
3-5 years | Derivatives held for hedging
Financial instruments
Undiscounted cash flows, derivative financial liabilities	271	192
3-5 years | Other financial liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	15,350	13,818
3-5 years | Subordinated liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	2,927	1,512
3-5 years | Lease liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	96	111
5-10 years | Total maturing assets
Financial instruments
Undiscounted cash flows, assets	111,963	107,301
5-10 years | Derivative held for hedging
Financial instruments
Undiscounted cash flows, assets	53	49
5-10 years | Other financial assets
Financial instruments
Undiscounted cash flows, assets	11,843	10,019
5-10 years | Finance lease
Financial instruments
Undiscounted cash flows, assets	207	656
5-10 years | Total maturing liabilities
Financial instruments
Undiscounted cash flows, liabilities	5,754	6,456
5-10 years | Bank deposits
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	79
5-10 years | Customer deposits
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities		14
5-10 years | Derivatives held for hedging
Financial instruments
Undiscounted cash flows, derivative financial liabilities	43	92
5-10 years | Other financial liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	4,710	4,769
5-10 years | Subordinated liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	754	1,406
5-10 years | Lease liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	168	175
10-20 years | Total maturing assets
Financial instruments
Undiscounted cash flows, assets	131,998	123,277
10-20 years | Derivative held for hedging
Financial instruments
Undiscounted cash flows, assets	76	49
10-20 years | Other financial assets
Financial instruments
Undiscounted cash flows, assets	7,493	8,063
10-20 years | Finance lease
Financial instruments
Undiscounted cash flows, assets	325	359
10-20 years | Total maturing liabilities
Financial instruments
Undiscounted cash flows, liabilities	1,444	847
10-20 years | Customer deposits
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	14	19
10-20 years | Derivatives held for hedging
Financial instruments
Undiscounted cash flows, derivative financial liabilities	2	8
10-20 years | Other financial liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	987	346
10-20 years | Subordinated liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	339	342
10-20 years | Lease liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	102	132
Held-for-trading
Financial instruments
Financial Liabilities	126,300	125,800
MVFTPL
Financial instruments
Financial Assets	128,000	125,100
Financial assets at amortised cost | 0-3 months | Loans to banks - amortised cost
Financial instruments
Undiscounted cash flows, assets	5,080	5,234
Financial assets at amortised cost | 0-3 months | Loans to customers - amortised cost
Financial instruments
Undiscounted cash flows, assets	59,702	52,175
Financial assets at amortised cost | 3-12 months | Loans to banks - amortised cost
Financial instruments
Undiscounted cash flows, assets	297	1,437
Financial assets at amortised cost | 3-12 months | Loans to customers - amortised cost
Financial instruments
Undiscounted cash flows, assets	56,264	46,894
Financial assets at amortised cost | 1-3 years | Loans to banks - amortised cost
Financial instruments
Undiscounted cash flows, assets	612	23
Financial assets at amortised cost | 1-3 years | Loans to customers - amortised cost
Financial instruments
Undiscounted cash flows, assets	82,995	81,445
Financial assets at amortised cost | 3-5 years | Loans to banks - amortised cost
Financial instruments
Undiscounted cash flows, assets	9	302
Financial assets at amortised cost | 3-5 years | Loans to customers - amortised cost
Financial instruments
Undiscounted cash flows, assets	63,857	61,465
Financial assets at amortised cost | 5-10 years | Loans to banks - amortised cost
Financial instruments
Undiscounted cash flows, assets	23
Financial assets at amortised cost | 5-10 years | Loans to customers - amortised cost
Financial instruments
Undiscounted cash flows, assets	99,837	96,577
Financial assets at amortised cost | 10-20 years | Loans to banks - amortised cost
Financial instruments
Undiscounted cash flows, assets	158
Financial assets at amortised cost | 10-20 years | Loans to customers - amortised cost
Financial instruments
Undiscounted cash flows, assets	£ 123,946	£ 114,806